First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 82.7%
	Angola – 1.0%
974,000	Angolan Government International Bond (USD) (b)	9.13%	11/26/49	$659,018
	Argentina – 1.3%
383,926	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	75,221
385,881	Argentine Republic Government International Bond (USD) (c)	0.50%	07/09/30	78,465
2,949,672	Argentine Republic Government International Bond (USD) (c)	1.50%	07/09/35	540,337
543,200	Argentine Republic Government International Bond (USD) (c)	3.88%	01/09/38	128,879
				822,902
	Australia – 5.6%
7,000,000	Treasury Corp. of Victoria (AUD)	1.50%	11/20/30	3,601,137
	Bahrain – 1.5%
700,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	613,620
510,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	355,582
				969,202
	Belarus – 0.2%
500,000	Republic of Belarus International Bond (USD) (b)	5.88%	02/24/26	125,000
	Brazil – 9.5%
5,105,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	916,674
5,079,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	891,393
24,870,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,266,185
				6,074,252
	Canada – 2.6%
2,247,000	Canadian Government Bond (CAD)	8.00%	06/01/23	1,669,441
	Colombia – 1.6%
5,213,000,000	Colombia Government International Bond (COP)	9.85%	06/28/27	1,008,720
	Dominican Republic – 0.8%
359,000	Dominican Republic International Bond (USD) (d)	5.50%	02/22/29	310,484
340,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	225,778
				536,262
	Ecuador – 0.6%
342,820	Ecuador Government International Bond (USD) (c) (d)	5.50%	07/31/30	163,977
725,460	Ecuador Government International Bond (USD) (c) (d)	1.50%	07/31/40	215,824
				379,801
	Egypt – 2.0%
786,000	Egypt Government International Bond (USD) (d)	7.60%	03/01/29	552,623
380,000	Egypt Government International Bond (USD) (d)	8.50%	01/31/47	212,419
928,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	487,441
				1,252,483
	Georgia – 1.0%
758,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	648,170
	Germany – 2.7%
3,141,300	Bundesrepublik Deutschland Bundesanleihe (EUR) (b)	(e)	08/15/50	1,729,322
	Ghana – 0.4%
662,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	254,870

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Hungary – 3.2%
1,233,500,000	Hungary Government Bond (HUF)	3.00%	10/27/27	$2,066,589
	Indonesia – 3.0%
27,094,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,891,198
	Iraq – 2.3%
1,300,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	1,266,846
240,625	Iraq International Bond (USD) (b)	5.80%	01/15/28	198,358
				1,465,204
	Japan – 5.8%
133,900,000	Japan Government Ten Year Bond (JPY)	0.70%	12/20/22	926,828
403,400,000	Japan Government Two Year Bond (JPY)	0.01%	02/01/24	2,790,789
				3,717,617
	Malaysia – 3.9%
11,800,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	2,528,379
	Mexico – 6.3%
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	986,757
61,423,900	Mexican Bonos (MXN)	5.75%	03/05/26	2,679,387
9,387,800	Mexican Bonos (MXN)	7.75%	11/13/42	387,030
				4,053,174
	Netherlands – 7.2%
4,826,100	Netherlands Government Bond (EUR) (b) (d)	(e)	01/15/24	4,627,828
	New Zealand – 1.4%
1,694,000	New Zealand Government Bond (NZD) (b)	2.75%	04/15/25	915,048
	Nigeria – 0.2%
200,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	112,000
	Norway – 1.0%
7,511,000	Norway Government Bond (NOK) (b) (d)	1.75%	02/17/27	650,450
	Oman – 2.5%
1,900,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	1,573,550
	Peru – 1.5%
4,626,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	966,265
	Poland – 3.6%
3,471,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	566,351
13,364,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	1,715,086
				2,281,437
	Qatar – 2.4%
1,733,000	Qatar Government International Bond (USD) (b)	4.40%	04/16/50	1,528,468
	Rwanda – 0.6%
532,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	389,072
	Saudi Arabia – 1.6%
1,045,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	1,024,209
	South Africa – 3.8%
55,364,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	2,413,534

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Uruguay – 0.9%
23,984,759	Uruguay Government International Bond (UYU)	4.38%	12/15/28	$606,963
	Uzbekistan – 0.7%
623,000	Republic of Uzbekistan International Bond (USD) (d)	3.70%	11/25/30	446,974
	Total Foreign Sovereign Bonds and Notes			52,988,539
	(Cost $70,310,337)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 29.6%
	Barbados – 0.5%
337,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	315,702
	Brazil – 2.0%
440,000	Banco do Brasil S.A. (USD) (b) (g)	6.25%	(h)	379,482
228,000	BRF S.A. (USD) (d)	5.75%	09/21/50	157,492
410,033	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	327,209
500,000	Itau Unibanco Holding S.A. (USD) (b) (g)	4.63%	(h)	391,073
1,550,000	OAS Finance Ltd. (USD) (g) (i) (j) (k)	8.88%	(h)	11,625
460,000	OAS Investments GmbH (USD) (i) (j) (k)	8.25%	10/19/19	3,450
				1,270,331
	Chile – 0.6%
468,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	368,318
	China – 1.2%
888,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	800,310
	Colombia – 1.2%
831,000	Ecopetrol S.A. (USD)	5.38%	06/26/26	753,202
	Dominican Republic – 0.6%
491,000	AES Andres BV (USD) (d)	5.70%	05/04/28	403,983
	Ecuador – 0.7%
473,338	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	437,999
	Georgia – 0.9%
540,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	545,395
	Ghana – 0.9%
900,000	Tullow Oil PLC (USD) (b)	7.00%	03/01/25	583,740
	Honduras – 0.7%
490,000	Inversiones Atlantida S.A. (USD) (d)	7.50%	05/19/26	443,425
	India – 3.0%
475,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	433,794
120,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	1,460,281
				1,894,075
	Indonesia – 0.4%
310,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	280,928
	Israel – 0.7%
480,000	Energean Israel Finance Ltd. (USD) (b) (d)	4.88%	03/30/26	426,000
	Mexico – 3.3%
400,000	BBVA Bancomer S.A. (USD) (b) (g)	5.13%	01/18/33	331,464

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Mexico (Continued)
237,000	Braskem Idesa S.A.P.I. (USD) (d)	6.99%	02/20/32	$159,382
22,160,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	996,469
570,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	352,323
350,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	291,493
				2,131,131
	Nigeria – 2.1%
526,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	399,276
464,000	BOI Finance BV (EUR) (d)	7.50%	02/16/27	371,571
270,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	227,610
400,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	329,104
				1,327,561
	Oman – 1.5%
400,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	357,418
652,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	633,498
				990,916
	Peru – 0.5%
522,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	314,583
	Russia – 0.1%
440,000	Home Credit & Finance Bank OOO Via Eurasia Capital S.A. (USD) (b) (g) (l)	8.80%	(h)	50,600
500,000	Sovcombank Via SovCom Capital DAC (USD) (g) (i)	7.75%	(h)	42,942
				93,542
	Saudi Arabia – 2.7%
1,560,000	Saudi Arabian Oil Co. (USD) (b)	2.88%	04/16/24	1,510,579
234,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	201,092
				1,711,671
	Singapore – 0.7%
520,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	458,623
	South Africa – 1.7%
530,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	471,885
400,000	Liquid Telecommunications Financing PLC (USD) (d)	5.50%	09/04/26	318,000
300,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	270,773
				1,060,658
	Tanzania – 0.6%
452,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	396,038
	Trinidad And Tobago – 1.0%
632,000	Heritage Petroleum Co., Ltd. (USD) (d)	9.00%	08/12/29	662,753
	Turkey – 0.3%
240,000	Akbank TAS (USD) (b) (g)	6.80%	04/27/28	211,106
	Ukraine – 1.0%
467,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	173,958
567,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	286,210
453,000	NPC Ukrenergo (USD) (d)	6.88%	11/09/28	88,424

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Ukraine (Continued)
460,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b)	8.25%	07/09/24	$102,879
				651,471
	Zambia – 0.7%
490,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	472,220
	Total Foreign Corporate Bonds and Notes			19,005,681
	(Cost $25,696,895)
CORPORATE BONDS AND NOTES (a) (f) – 0.4%
	United States – 0.4%
24,587,000	JPMorgan Chase Bank, N.A. (UAH) (d)	11.67%	11/27/23	236,482
	(Cost $933,476)
U.S. GOVERNMENT BONDS AND NOTES (a) – 25.3%
2,916,000	United States Treasury Bond	2.38%	05/15/51	2,182,899
3,850,000	United States Treasury Note	2.75%	07/31/27	3,627,723
11,525,500	United States Treasury Note	2.38%	05/15/29	10,436,881
	Total U.S. Government Bonds and Notes			16,247,503
	(Cost $18,626,223)

Total Investments – 138.0%	88,478,205
(Cost $115,566,931)
Outstanding Loans – (45.7)%	(29,289,577)
Net Other Assets and Liabilities – 7.7%	4,907,965
Net Assets – 100.0%	$64,096,593

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2022	Sale Value as of 9/30/2022	Unrealized Appreciation/ (Depreciation)
11/22/22	DB	CNY	19,652,000	USD	2,925,623	$ 2,777,792	$ 2,925,623	$ (147,831)
10/18/22	DB	GBP	1,519,000	USD	1,821,043	1,696,701	1,821,043	(124,342)
10/18/22	BAR	JPY	274,734,000	USD	2,088,486	1,901,418	2,088,486	(187,068)
10/18/22	GS	USD	4,691,452	AUD	6,875,000	4,691,452	4,398,552	292,900
11/22/22	DB	USD	3,740,998	BRL	19,378,000	3,740,998	3,549,058	191,940
11/22/22	BAR	USD	1,405,783	BRL	7,668,000	1,405,783	1,404,385	1,398
10/18/22	BAR	USD	4,838,083	CAD	6,296,000	4,838,083	4,557,624	280,459
10/18/22	BAR	USD	336,141	EUR	328,000	336,141	321,854	14,287
10/18/22	DB	USD	2,884,556	MXN	60,460,000	2,884,556	2,992,097	(107,541)
10/18/22	BAR	USD	1,151,386	NZD	1,865,000	1,151,386	1,043,794	107,592
10/18/22	CIT	USD	1,722,257	PLN	8,230,000	1,722,257	1,655,441	66,816
10/18/22	BAR	USD	1,360,568	ZAR	23,037,000	1,360,568	1,270,686	89,882
Net Unrealized Appreciation / (Depreciation)								$478,492

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
GS	Goldman Sachs

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at September 30, 2022.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by abrdn Inc. (“abrdn” or the “Sub-Advisor”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2022, securities noted as such amounted to $21,096,997 or 32.9% of net assets.
(e)	Zero coupon bond.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by abrdn.
(g)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(h)	Perpetual maturity.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(j)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(k)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Credit Quality†	% of Total Investments
AAA	24.0%
AA	4.1
AA-	1.7
A+	4.1
A	2.6
A-	3.3
BBB+	4.7
BBB	9.7
BBB-	2.9
BB+	1.6
BB	10.2
BB-	8.3
B+	4.6
B	2.2
B-	3.1
CCC+	3.1
CCC-	0.1
CC	0.3
C	0.3
D	0.1
Not Rated	9.0
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	78.2%
Banks	5.1
Integrated Oils	4.3
Exploration & Production	2.6
Utilities	1.5
Refining & Marketing	1.3
Financial Services	0.9
Industrial Other	0.7
Wireless Telecommunication Services	0.7
Metals & Mining	0.5
Food & Beverage	0.5
Transportation & Logistics	0.5
Power Generation	0.5
Chemicals	0.5
Government Development Banks	0.4
Oil & Gas Services & Equipment	0.4
Wireline Telecommunications Services	0.4
Life Insurance	0.4
Software & Services	0.3
Retail - Consumer Staples	0.2
Railroad	0.1
Total	100.0%

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	67.3%
EUR	7.2
JPY	6.3
CNY	3.1
MYR	2.8
HUF	2.3
MXN	2.3
IDR	2.1
GBP	1.9
INR	1.6
ZAR	1.3
BRL	1.3
COP	1.1
PEN	1.1
NOK	0.7
PLN	0.7
UYU	0.7
UAH	0.3
NZD	(0.1)
AUD	(0.9)
CAD	(3.1)
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:
ASSETS TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 52,988,539	$ —	$ 52,988,539	$ —
Foreign Corporate Bonds and Notes*	19,005,681	—	19,005,681	—
U.S. Government Bonds and Notes	16,247,503	—	16,247,503	—
Corporate Bonds and Notes*	236,482	—	236,482	—
Total Investments	88,478,205	—	88,478,205	—
Forward Foreign Currency Contracts	1,045,274	—	1,045,274	—
Total	$ 89,523,479	$—	$ 89,523,479	$—

LIABILITIES TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (566,782)	$ —	$ (566,782)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of September 30, 2022, the Fund held restricted securities as shown in the following table that abrdn has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.02%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.01
Sovcombank Via SovCom Capital DAC, 7.75%	2/19/2020	500,000	8.59	511,643	42,942	0.07
				$2,521,643	$58,017	0.10%